Stockholders' Equity	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity
The Company is authorized to issue 510,000,000 shares of capital stock, with a par value of $0.0001 per share. The authorized shares consist of 500,000,000 shares of common stock and 10,000,000 shares of preferred stock. As of March 31, 2023, 226,852,590 shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding. The holders of each share of common stock are entitled to one vote per share.
As of March 31, 2023, the Company had reserved shares of common stock for issuance as follows (in thousands):

2010 Equity Incentive Plan	16,331
2021 Equity Incentive Plan	29,251
2021 Employee Stock Purchase Plan	5,463
Warrants	1
Earnout Stock	18,009
Convertible notes	45,257
Total	114,312
Stockholders’ EquityOn June 14, 2021, the Merger was consummated and, following the Closing, the Company is authorized to issue 510,000,000 shares of capital stock, with a par value of $0.0001 per share. The authorized shares consisted of 500,000,000 shares of common stock and 10,000,000 shares of preferred stock. As of December 31, 2022, 226,265,161 shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding. The holders of each share of common stock are entitled to one vote per share.
As of December 31, 2022, the Company had reserved shares of common stock for issuance as follows (in thousands):

2010 Equity Incentive Plan	16,643
2021 Equity Incentive Plan	20,476
2021 Employee Stock Purchase Plan	3,200
Warrants	1
Earnout Stock	18,009
Convertible notes	26,316
Total	84,645